UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 22549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2013

Check here if Amendment [   ]; Amendment Number:  ______
  This Amendment (Check only one):[  ]  is a restatement.
					    [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:  		iAB Financial Bank Wealth Management
Address:	9031 Stellhorn Crossing Parkway
		Fort Wayne, IN 46815


Form 13F File Number:   	028-14065

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sherri Chaney
Title: Assistant Vice President & Trust Officer
Phone: (260) 469-6309

Signature, Place, and Date of Signing:


			   Fort Wayne, Indiana	04/27/2013


Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


FORM 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:	   0

Form 13F Information Table Entry Total:	  89

Form 13F Information Table Value Total:	 99,015
					 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


FORM 13F INFORMATION TABLE

                                   Title of               Value      Share of
Name of Issurer                    Class    Cusip        (X1000)      Prn Amt    Sh/Prn Discretion Put/Call Voting
AFLAC Common                       COM      001055102         2,470       47,485  SH       SOLE              SOLE
Abbott Labs Common                 COM      002824100           891       25,235  SH       SOLE              SOLE
AbbVie Inc                         COM      00287Y109           826       20,275  SH       SOLE              SOLE
Apache Corp Common                 COM      037411105           549        7,110  SH       SOLE              SOLE
Apple Inc Common                   COM      037833100         2,419        5,464  SH       SOLE              SOLE
Automatic Data Processing          COM      053015103           312        4,800  SH       SOLE              SOLE
BB&T Common                        COM      054937107           349       11,115  SH       SOLE              SOLE
Baxter International Com           COM      071813109           211        2,900  SH       SOLE              SOLE
Becton Dickinson Common            COM      075887109           270        2,825  SH       SOLE              SOLE
Berkshire Hathaway Inc             CL A     084670108           781            5  SH       SOLE              SOLE
Berkshire Hathaway ClB             CL B     084670702           281        2,700  SH       SOLE              SOLE
BHP Billiton Limited ADR           ADR      088606108         1,447       21,145  SH       SOLE              SOLE
Blackrock Inc Common               COM      09247X101           379        1,475  SH       SOLE              SOLE
CVS Caremark Common                COM      126650100         2,039       37,085  SH       SOLE              SOLE
Canadian Natl RR Co                COM      136375102         1,763       17,575  SH       SOLE              SOLE
Caterpillar Inc Common             COM      149123101         1,683       19,350  SH       SOLE              SOLE
Cenovus Energy Inc.                COM      15135U109           218        7,050  SH       SOLE              SOLE
ChevronTexaco Corp com             COM      166764100         1,868       15,725  SH       SOLE              SOLE
Cincinnati Financial               COM      172062101           282        5,979  SH       SOLE              SOLE
Cisco Sys Inc Common               COM      17275R102           418       20,000  SH       SOLE              SOLE
Coca-Cola Co Common                COM      191216100           355        8,780  SH       SOLE              SOLE
Colgate-Palmolive Com              COM      194162103         1,045        8,850  SH       SOLE              SOLE
ConocoPhillips common              COM      20825C104           741       12,335  SH       SOLE              SOLE
Costco Whsl Corp New               COM      22160K105           286        2,700  SH       SOLE              SOLE
Cummins Inc                        COM      231021106         2,719       23,475  SH       SOLE              SOLE
Darden Restaurants Inc             COM      237194105           465        9,000  SH       SOLE              SOLE
Deere & Co                         COM      244199105           469        5,450  SH       SOLE              SOLE
Dominion Res Inc Nw Com            COM      25746U109           531        9,125  SH       SOLE              SOLE
Du Pont Nemours & Co Com           COM      263534109           482        9,811  SH       SOLE              SOLE
Emerson Electric Co                COM      291011104         1,301       23,285  SH       SOLE              SOLE
Exxon Mobil Corp Common            COM      30231G102         2,258       25,057  SH       SOLE              SOLE
Family Dollar Stores Com           COM      307000109           291        4,930  SH       SOLE              SOLE
Franklin Electric Inc              COM      353514102        16,691      497,200  SH       SOLE              SOLE
Google Cl A                        CL A     38259P508           512          645  SH       SOLE              SOLE
Intel Corp Common                  COM      458140100         1,078       49,372  SH       SOLE              SOLE
Intnal Business Mach               COM      459200101           268        1,725  SH       SOLE              SOLE
iShares High Yield Cp FD           HYCP     464288513           361        3,825  SH       SOLE              SOLE
iShares S&P US Pfd Stk Idx         PFD      464288687           293        7,240  SH       SOLE              SOLE
iShares S&P GSCI Comm Idx          UBI      46428R107           207        6,300  SH       SOLE              SOLE
JPMorgan Chase & Co com            COM      46625H100         4,774      100,600  SH       SOLE              SOLE
Johnson & Johnson Com              COM      478160104           399        4,900  SH       SOLE              SOLE
Lincoln Natl Corp Ind              COM      534187109           530       16,260  SH       SOLE              SOLE
Market Vectors Pref Scs            PFD      57061R791           264       12,850  SH       SOLE              SOLE
McDonalds Corp Common              COM      580135101           740        7,420  SH       SOLE              SOLE
Medtronic Inc, Common              COM      585055106           350        7,450  SH       SOLE              SOLE
Microsoft Corp.                    COM      594918104           614       21,450  SH       SOLE              SOLE
Monsanto Co                        COM      61166W101           100          950  SH       SOLE              SOLE
Mosaic Co.                         COM      61945C103           399        6,690  SH       SOLE              SOLE
National Fuel Gas Co               COM      636180101           307        5,000  SH       SOLE              SOLE
National Oilwell Inc               COM      637071101           754       10,655  SH       SOLE              SOLE
Nextera Energy Inc                 COM      65339F101           241        3,100  SH       SOLE              SOLE
Novartis Sponsored ADR             ADR      66987V109           755       10,600  SH       SOLE              SOLE
Pepsico Inc, Common                COM      713448108         2,674       33,804  SH       SOLE              SOLE
Philip Morris Intl Com             COM      718172109           347        3,745  SH       SOLE              SOLE
Phillips 66                        COM      718546104           541        7,725  SH       SOLE              SOLE
Praxair Inc Common                 COM      74005P104           692        6,200  SH       SOLE              SOLE
Procter & Gamble Common            COM      742718109         1,762       22,862  SH       SOLE              SOLE
Qualcomm Inc, Common               COM      747525103         1,130       16,875  SH       SOLE              SOLE
Quest Diagnostics Inc              COM      74834L100           603       10,675  SH       SOLE              SOLE
SPDR Gold Trust Shares             GLD      78463V107           551        3,565  SH       SOLE              SOLE
SPDR Dow Jones Glbl RE             RE       78463X749           567       12,790  SH       SOLE              SOLE
SPDR WF Pfd Stock ETF              EFT      78464A292           274        6,000  SH       SOLE              SOLE
SPDR Barclays ST HY Bond           STHY     78468R408           247        8,000  SH       SOLE              SOLE
Schlumberger Ltd Common            COM      806857108           926       12,360  SH       SOLE              SOLE
Southern Co                        COM      842587107           253        5,400  SH       SOLE              SOLE
Stryker Corp                       COM      863667101         1,955       29,962  SH       SOLE              SOLE
Suncor Energy Inc                  COM      867224107           680       22,650  SH       SOLE              SOLE
Target Corp, Common                COM      87612E106           622        9,090  SH       SOLE              SOLE
3M Co                              COM      88579Y101           784        7,375  SH       SOLE              SOLE
Tractor Supply Co                  COM      892356106           312        3,000  SH       SOLE              SOLE
United Parcel Svc Cl B             CLB      911312106           361        4,200  SH       SOLE              SOLE
United Technologies Com            COM      913017109         1,813       19,408  SH       SOLE              SOLE
Unitedhealth Group Inc.            COM      91324P102           923       16,125  SH       SOLE              SOLE
Valero Energy Corp                 COM      91913Y100           693       15,240  SH       SOLE              SOLE
Vanguard Ttl Intnl Stk ETF         ETF      921909768           264        5,500  SH       SOLE              SOLE
Vanguard Intmd Term Bd Etf         ETF      921937819           233        2,645  SH       SOLE              SOLE
Vanguard Short Term Bd Etf         ETF      921937827           382        4,720  SH       SOLE              SOLE
Vanguard MSCI EAFE ETF             ETF      921943858           752       20,630  SH       SOLE              SOLE
Vanguard Glbl Ex-US RE ETF         ETF      922042676           308        5,375  SH       SOLE              SOLE
Vanguard Emerging Markets ETF      ETF      922042858         2,612       60,900  SH       SOLE              SOLE
Vanguard InfoTech ETF              ETF      92204A702         3,880       53,220  SH       SOLE              SOLE
Vanguard REIT Index                ETF      922908553         1,228       17,405  SH       SOLE              SOLE
Vanguard Mid Cap ETF               ETF      922908629         2,348       25,275  SH       SOLE              SOLE
Vanguard Small Cap ETF             ETF      922908751         2,534       27,800  SH       SOLE              SOLE
Verizon Communications             COM      92343V104           933       18,992  SH       SOLE              SOLE
Visa Common Cl A                   CLA      92826C839         2,465       14,515  SH       SOLE              SOLE
Vodafone Grp Spnd ADR              ADR      92857W209           236        8,305  SH       SOLE              SOLE
Wells Fargo & Co New Com           COM      949746101         1,764       47,694  SH       SOLE              SOLE
Accenture                          CLA      G1151C101           330        4,350  SH       SOLE              SOLE

</c>